Condensed Consolidated Statement of Profit or (Loss) - EUR (€) € in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing Operations
Administrative expenses		€ (37,826)	€ (19,843)	€ (111,627)	€ (43,248)	€ (75,133)	€ (31,392)	€ (16,769)
Legal Expenses						(5,362)	(633)	(311)
Research and development expenses		(8,591)	(1,368)	(21,737)	(8,277)	(17,947)	(11,149)	(6,219)
Impairment expense				(1,918)	(650)	(391)	(4,972)	(9,347)
Other operating income		277	607	1,887	1,366
Listing expense				(1,018,024)
Other income						2,362	2,583	1,167
Other expenses		180	(2)	(5)	(208)	(6,853)	(6,911)	(13)
Operating (loss)		(45,960)	(20,606)	(1,151,424)	(51,017)	(97,962)	(51,841)	(31,181)
Finance income		27,953	2	119,573	1,797	2,703	51	140
Finance cost		(7,561)	(1,224)	(11,527)	(3,567)	(5,758)	(3,235)	(99)
Net Finance Income/(cost)		20,392	(1,222)	108,046	(1,770)	(3,055)	(3,184)	41
(Loss) before tax		(25,568)	(21,828)	(1,043,378)	(52,787)	(101,017)	(55,025)	(31,140)
Tax income/(expense)		(823)	(497)	(7,118)	3,337	17,802	6,929	951
(Loss) for the period		(26,391)	(22,325)	(1,050,496)	(49,450)	(83,215)	(48,096)	(30,189)
Attributable to:
Owners of the Company		€ (26,391)	€ (22,325)	€ (1,050,496)	€ (49,450)	€ (83,215)	€ (48,096)	€ (30,189)
Earnings per share
Basic earnings per share						€ (0.09)	€ (0.05)	€ (0.03)
Diluted earnings per share						€ (0.09)	€ (0.05)	€ (0.03)
Basic and diluted earnings per share		€ (0.04)	€ (0.04)	€ (1.86)	€ (0.10)
Arrival Group [Member]
Continuing Operations
Administrative expenses	€ (102)
Legal Expenses	(3,285)
Operating (loss)	(3,387)
(Loss) before tax	(3,387)
(Loss) for the period	(3,387)
Attributable to:
Owners of the Company	€ (3,387)
Earnings per share
Basic earnings per share	€ (11.29)
Diluted earnings per share	€ (11.29)